Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net loss	$ (16,524)	$ (22,735)
Gain on settlement of debt	(15,640)
Foreign currency loss	601
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(10,498)	902
Increase in accrued expenses	27,746	12,000
Net Cash Used in Operating Activities	(14,315)	(9,833)
Net Cash to Investing Activities
Financing Activities
Increase in notes payable	14,315	9,833
Net Cash Provided by Financing Activities	14,315	21,833
Increase in Cash
Cash - Beginning of Period
Cash - End of Period
Supplemental Disclosures:
Interest paid
Income taxes paid
Settlement of debt with shares	$ 124,000